Shareholder Fees - FidelitySeriesShort-TermCreditFund-PRO	Oct. 30, 2023 USD ($)
FidelitySeriesShort-TermCreditFund-PRO | Fidelity Series Short-Term Credit Fund
Shareholder Fees:
(fees paid directly from your investment)	none